Financial Assets and Liabilities - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash at bank	$ 60,034	$ 136,430	$ 128,916
Deposits at call	413	451	412
Cash and cash equivalents	$ 60,447	$ 136,881	$ 129,328	$ 50,426